Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (1,000,834)	¥ (6,967,603)		¥ (10,217,125)	¥ (525,115)
Deemed distribution to certain holders of convertible preferred shares		(80,496)	$ (11,708)	(80,496)
Contribution from a holder of convertible preferred shares | ¥					26,413
Net loss attributable to ordinary shareholders	$ (1,000,834)	¥ (6,967,603)		¥ (10,297,621)	¥ (498,702)
Denominator:
Weighted-average number of ordinary shares outstanding-basic and diluted	4,627,278,000	4,627,278,000	2,968,320,000	2,968,320,000	1,764,799,000
Loss per share-basic and diluted | (per share)	$ (0.22)	¥ (1.51)		¥ (3.47)	¥ (0.28)
Shares issued to depository bank	600,000	600,000
Shares settled	567,636	567,636
Escrow Shares Settled	32,364	32,364
Ordinary shares
Denominator:
Shares issued to depository bank	600,000	600,000